Restructuring Charges (Tables)	12 Months Ended
Jun. 30, 2019
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Costs
The following table summarizes the restructuring activity during the years ended June 30, 2019 and 2018:

	Severance and Related Benefits	Other Restructuring Costs	Total
Accrued restructuring liability as of June 30, 2017	$4,602	$208	$4,810
Restructuring charges	15,236	—	15,236
Cash payments	(17,136)	(206)	(17,342)
Non-cash charges (1)	(1,317)	—	(1,317)
Accrued restructuring liability as of June 30, 2018	$1,385	$2	$1,387
Restructuring charges	11,057	997	12,054
Cash payments	(5,976)	(56)	(6,032)
Non-cash charges (1)	(3,421)	(776)	(4,197)
Accrued restructuring liability as of June 30, 2019	$3,045	$167	$3,212

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(1) Non-cash charges primarily include acceleration of share-based compensation expenses.